Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 1,752,113,837	$ 657,238,645
Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,713,643,076	637,866,302
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	32,791,255	19,372,343
Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,679,506
Argentine government discount bonds in dual currency - Maturity: 08-30-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	821,881,169
Argentine government discount bonds in dual currency - Maturity: 04-30-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	322,820,204
Argentine government discount bonds in dual currency - Maturity: 02-28-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	241,101,548	35,737,886
Argentine government Treasury bonds tied to the US dollar - Maturity: 04-30-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	190,164,513	255,881
Argentine government discount bonds in dual currency - Maturity: 06-30-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	102,371,616
Neuquén government Treasury bills S01 C01 - Maturity: 04-19-2026 | Level 2 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	9,168,242
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,985,638
Autonomous City of Buenos Aires bonds 7.5% - Maturity: 06-01-2027 | Level 2 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,238,009	4,677,694
Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,381,340	1,448,053
Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,365,081	3,924,708
Corporate bonds YPF SA C025 - Maturity: 02-13-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	10,228,522
Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027 | Level 2 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,491,351	1,842,764
Corporate bonds Genneia SA C031 - Maturity: 09-02-2027 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,930,261	4,140,470
Corporate bonds Transportadora de Gas del Sur SA C002 - Maturity: 05-02-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,983,861	2,204,865
Corporate bonds YPF SA C39 - Maturity: 07-28-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,767,458
Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,740,002
Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,517,696	215,036
Corporate bonds YPF SA C002 - Maturity: 07-25-2026 | Level 2 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,279,846
Corporate bonds Capex SA C005 - Maturity: 08-25-2028 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,169,504
Corporate bonds Telecom Argentina SA C001 - Maturity: 07-18-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,065,260	861,210
Other [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	10,165,716	591,822,080
Other [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,617,494	$ 10,107,998
US Treasury bills - Maturity: 06-27-2024 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,153,777
US Treasury bills - Maturity: 10-31-2024 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,331,621
US Treasury bills - Maturity: 08-08-2024 | Level 1 [member] | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 194,108